Convertible Preferred Stock - Tabular (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Preferred Stock
Shares Authorized	44,666,035	44,666,035	44,666,035	44,666,035
Shares Issued	21,257,708	21,257,708	21,257,708	21,257,708
Shares Outstanding	21,257,708	21,257,708	21,257,708	21,257,708
Per Share Preference	$ 7.3097
Preferential Liquidation Value	$ 141,920	$ 141,920	$ 141,920	$ 141,920
Carrying Value, Net of Issuance Costs	$ 137,949	$ 137,949	$ 137,949	$ 137,949
Series A
Convertible Preferred Stock
Shares Authorized		7,393,333	7,393,333	7,393,333
Shares Issued		2,505,508	2,505,508	2,505,508
Shares Outstanding		2,505,508	2,505,508	2,505,508
Per Share Preference	$ 5.4779	$ 5.4779	$ 5.4779	$ 5.4779
Preferential Liquidation Value		$ 13,725	$ 13,725	$ 13,725
Carrying Value, Net of Issuance Costs		$ 13,819	$ 13,819	$ 13,819
Series A-1
Convertible Preferred Stock
Shares Authorized		4,107,414	4,107,414	4,107,414
Per Share Preference		$ 5.4779	$ 5.4779	$ 5.4779
Series A-2
Convertible Preferred Stock
Shares Authorized		4,846,750	4,846,750	4,846,750
Shares Issued		4,846,750	4,846,750	4,846,750
Shares Outstanding		4,846,750	4,846,750	4,846,750
Per Share Preference		$ 5.4779	$ 5.4779	$ 5.4779
Preferential Liquidation Value		$ 26,550	$ 26,550	$ 26,550
Carrying Value, Net of Issuance Costs		$ 26,379	$ 26,379	$ 26,379
Series B
Convertible Preferred Stock
Shares Authorized		20,520,678	20,520,678	20,520,678
Shares Issued		6,244,395	6,244,395	6,244,395
Shares Outstanding		6,244,395	6,244,395	6,244,395
Per Share Preference	$ 7.3097	$ 7.3097	$ 7.3097	$ 7.3097
Preferential Liquidation Value		$ 45,645	$ 45,645	$ 45,645
Carrying Value, Net of Issuance Costs		$ 43,896	$ 43,896	$ 43,896
Series B-1
Convertible Preferred Stock
Shares Authorized		136,805	136,805	136,805
Per Share Preference		$ 7.3097	$ 7.3097	$ 7.3097
Series B-2
Convertible Preferred Stock
Shares Authorized		7,661,055	7,661,055	7,661,055
Shares Issued		7,661,055	7,661,055	7,661,055
Shares Outstanding		7,661,055	7,661,055	7,661,055
Per Share Preference		$ 7.3097	$ 7.3097	$ 7.3097
Preferential Liquidation Value		$ 56,000	$ 56,000	$ 56,000
Carrying Value, Net of Issuance Costs		$ 53,855	$ 53,855	$ 53,855